EXCHANGEABLE NOTES - Assumptions used in determining fair values of Exchangeable Notes (Details)	Dec. 31, 2024	Dec. 31, 2023
Lightning Speed Exchangeable Notes | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0108	0.0208
Lightning Speed Exchangeable Notes | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0114	0.0229
Lightning Speed Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.75	0.75
Lightning Speed Exchangeable Notes | Bond yields
EXCHANGEABLE NOTES
Measurement input	0.0632	0.0403
Kingway Exchangeable Note | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	1.02
Kingway Exchangeable Note | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	1.39
Kingway Exchangeable Note | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	75
Kingway Exchangeable Note | Bond yields
EXCHANGEABLE NOTES
Measurement input	7.89